Future aircraft leases payments (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Aircraft Under Operating Leases
The Group has 100 aircraft that are under financial leasing. The following is the summary of future financial lease commitments:

Aircraft
Less than one year	$394,379
Between one and five years	1,221,111
More than five years	717,693

$2,333,183

Schedule of Seven Spare Engines Under Operating Leases
The Group has 58 aircraft that are under operating leases, of which 1 aircraft is leased under wet lease for approximately 2 months and the others 57 aircraft have an average lease term of 62 months. Operating leases can be renewed, in accordance with the administration’s business plan. The following is the summary of the future commitments of operating leases:

Aircraft
Less than one year	$266,135
Between one and five years	856,655
More than five years	317,642

$1,440,432

The Group has 9 engines under an operating lease contract for its aircraft fleet of the E190 and A320 families. The following is the summary of the future commitments of operating leases:

Engines
Less than one year	$9,833
Between one and five years	25,590
More than five years	4,663

$40,086

Schedule of Future Minimum Income from Lease Agreements
In the year 2019, the Group finished the aircraft operating lease agreements with Oceanair Linhas Aéreas S.A. As of December 31, 2019, the Group had two
E-190
to Aerolitoral, S.A. de C.V. Future minimum income from these lease agreements is as follows:

Aircraft
Less than one year	$2,485

$2,485

Expenses of Amount Recognized Payments
The amount of recognized payments has expenses during ended December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
Leases minimum payments	$11,762	$267,708	$278,772